Deferred Charge Assets and Deferred Gain Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Deferred Charge Assets	The following table presents a reconciliation of the deferred charge assets for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Beginning carrying value	$272,462	$86,585	$80,192
Recorded during the year	11,746	224,504	20,174
Amortization	(45,606)	(38,627)	(13,781)
Ending carrying value	$238,602	$272,462	$86,585

Deferred Gain Liabilities
Deferred gain liabilities are included in other liabilities on our consolidated balance sheets. The following table presents a reconciliation of the deferred gain liabilities for the years ended December 31, 2020 and 2019:

	2020	2019
Beginning carrying value	$12,875	$—
Recorded during the year	9,365	13,758
Amortization	(2,360)	(883)
Ending carrying value	$19,880	$12,875